Stock-Based Awards	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Awards
10.	Stock-Based Awards
2014 Stock Incentive Plan
The Company’s 2014 Stock Incentive Plan (the “2014 Plan”) provides for the Company to grant incentive stock options or nonqualified stock options, restricted stock awards, unrestricted stock awards or restricted stock units to employees, directors and consultants of the Company. The 2014 Plan is administered by the board of directors, or at the discretion of the board of directors, by a committee of the board of directors. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, or their committee if so delegated, except that the exercise price per share of the stock options may not be less than 100% of the fair market value of a share of the Company’s common stock on the date of grant and the term of the stock options may not be greater than ten years.
As of December 31, 2022 and 2021 all remaining shares available under the 2014 Plan were transferred to the 2018 Plan.
2018 Stock Option and Incentive Plan
On April 3, 2018, the Company’s stockholders approved the 2018 Stock Option and Incentive Plan (the “2018 Plan”), which became effective on April 18, 2018, the date on which the registration statement for the Company’s initial public offering was declared effective. The 2018 Plan provides for the grant of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock units, restricted stock awards, unrestricted stock awards, cash-based awards and dividend equivalent rights to the Company’s officers, employees, non-employee
directors and other key persons (including consultants). The number of shares initially reserved for issuance under the 2018 Plan was 1,545,454, plus the shares of common stock remaining available for issuance under the 2014 Plan, which shall be cumulatively increased on each January 1 by 4% of the number of shares of the Company’s common stock outstanding on the immediately preceding December 31 or such lesser number of shares determined by the Company’s board of directors or compensation committee of the board of directors. The shares of common stock underlying any awards that are forfeited, cancelled, held back upon exercise or settlement of an award to satisfy the exercise price or tax withholding, reacquired by the Company prior to vesting, satisfied without the issuance of stock, expire or are otherwise terminated (other than by exercise) under the 2018 Plan and the 2014 Plan will be added back to the shares of common stock available for issuance under the 2018 Plan.
As of December 31, 2022 and 2021, 806,429 shares and 783,873 shares were available for future issuance under the 2018 Plan, respectively.
Stock options granted under the 2014 Plan and 2018 Plan to employees generally vest over four years and expire after ten years. The Company does not currently hold any treasury shares. Upon stock option exercise, the Company issues new shares and delivers them to the participant.

Stock Option Valuation
The assumptions that the Company used to determine the fair value of the stock options granted to employees and directors were as follows, presented on a weighted average basis:

	Year Ended December 31,
	2022	2021	2020
Risk-free interest rate	1.94%	0.89%	1.29%
Expected term (in years)	5.96	5.96	5.99
Expected volatility	76.79%	83.87%	71.34%
Expected dividend yield	—%	—%	—%
Stock Options
The following table summarizes the Company’s stock option activity for the year ended December 31, 2022:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

	(in years)
Outstanding as of December 31, 2021	7,057,258	$6.59	6.98	$4,678
Granted	2,112,300	3.42
Exercised	(9,343)	1.18
Forfeited	(926,885)	6.95

Outstanding as of December 31, 2022	8,233,330	$5.74	6.68	$159

Options exercisable at December 31, 2022	5,622,263	$5.98	5.75	$159

Vested and expected to vest at December 31, 2022	8,233,330	$5.74	6.68	$159

The weighted average grant-date fair value per share of stock options granted during the years ended December 31, 2022 and 2021, was $2.28 and $6.41, respectively.
The aggregate fair value of stock options vested during the years ended December 31, 2022 and 2021, was $7,193 and $10,864, respectively.
The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock. The aggregate intrinsic value of stock options exercised during the years ended December 31, 2022, 2021, and 2020 was $7, $1,887, and $735 respectively.
As of December 31, 2022, and 2021, there were outstanding stock options held by non-employees
for the purchase of 260,570 and 276,570 shares of common stock, respectively, with service-based vesting conditions.
2021 Inducement Plan
In December 2021, the Company adopted the Company’s 2021 Inducement Plan (the “Inducement Plan”) pursuant to which the Company reserved 600,000 shares of common stock to be used exclusively for grants of equity-based awards to individuals who were not previously employees or directors of the Company, as an inducement material to the individual’s entry into employment with the Company within the meaning of Rule 5635(c)(4)) of the Marketplace Rules of the Nasdaq Stock Market, Inc. The Inducement Plan provides for the grant of equity-based awards in the form of nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, unrestricted stock awards, and dividend equivalent rights. The Inducement Plan was adopted by the Company without stockholder approval pursuant to Rule 5635(c)(4) of the Marketplace Rules of the Nasdaq Stock Market, Inc.

The following table summarizes the Company’s stock option under the Inducement Plan activity since December 31, 2021:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

	(in years)
Outstanding as of December 31, 2021	—	$—	0	$—
Granted	371,600	2.66
Exercised	—	—
Forfeited	(161,200)	2.73

Outstanding as of December 31, 2022	210,400	$2.61	9.36	$—

Options exercisable at December 31, 2022	—	$—	0	$—

Vested and expected to vest at December 31, 2022	210,400	$2.61	9.36	$—

The weighted average grant-date fair value per share of stock options granted under the Inducement Plan during the year ended December 31, 2022 was $1.80. As of December 31, 2022, 389,600 shares were available for future issuance under the Inducement Plan.
2018 Employee Stock Purchase Plan
On April 3, 2018, the Company’s stockholders approved the 2018 Employee Stock Purchase Plan (the “ESPP”), which became effective on April 18, 2018, the date on which the registration statement for the Company’s initial public offering was declared effective. A total of 256,818 shares of common stock were initially reserved for issuance under this plan. In addition, the number of shares of common stock that may be issued under the ESPP automatically increased on January 1, 2019, and shall increase each January 1 thereafter through January 1, 2028, by the lesser of (i) 1% of the number of shares of the Company’s common stock outstanding on the immediately preceding December 31 and (ii) such lesser number of shares as determined by the administrator of the Company’s ESPP. As of December 31, 2022, a total of 1,405,755 shares of common stock were reserved for issuance under this plan.
For the years ended December 31, 2022 and 2021, the Company issued 148,308 and 46,899 shares of common stock, respectively, under the ESPP.
Restricted Stock Units
The Company has granted restricted stock units (“RSUs”) with service-based vesting conditions. RSUs represent the right to receive shares of common stock upon meeting specified vesting requirements. Unvested shares of restricted common stock may not be sold or transferred by the holder. These restrictions lapse according to the service-based vesting conditions of each award.
The table below summarizes the Company’s restricted stock unit activity since December 31, 2021:

	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested restricted stock units as of December 31, 2021	—	$—
Granted	732,000	3.64
Vested	(284,400)	3.64
Forfeited	(61,620)	3.64

Unvested restricted stock units as of December 31, 2022	385,980	$3.64

The expense related to RSUs granted to employees was $1,620, $1,103 and $2,097 for the years ended December 31, 2022, 2021 and 2020. The aggregate intrinsic value of RSUs vested in the year ended December 31, 2022 was $466.
At December 31, 2022, there was $820 unrecognized compensation cost related to unvested restricted stock units, which is expected to be recognized over the remaining weighted-average vesting period of 0.58 years.
Stock-Based Compensation
The Company recorded stock-based compensation expense related to stock options, restricted stock awards, and the ESPP in the following expense categories of its statements of operations and comprehensive loss:

	Year Ended December 31,
	2022	2021	2020
Research and development expenses	$2,630	$2,431	$2,826
General and administrative expenses	4,593	6,115	4,939

	$7,223	$8,546	$7,765

As of December 31, 2022, the Company had an aggregate of $10,198 of unrecognized stock-based compensation cost, which is expected to be recognized over a weighted average period of 1.58 years.